CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total	Common share capital	Preferred share capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	Accumulated other comprehensive income	Total	Total Common share capital	Total Preferred share capital	Non-controlling interest
Equity, beginning balance at Dec. 31, 2015	CAD 7,424			CAD 7,991	CAD 1,100	CAD (1,670)			CAD 3	CAD 7,424			CAD 0
Total comprehensive income
Earnings	466					466				466			0
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	(9)								(9)	(9)
Remeasurements of defined benefit liability, net of tax	(5)								(5)	(5)
Total comprehensive income attributable to shareholders	452					466			(14)	452
Transactions with shareholders of the Company
Shares issued, net of issue costs		CAD 335	CAD 409	335	409						CAD 335	CAD 409
Dividend reinvestment plan	449	449		449						449
Debenture conversions	2	2		2						2
Share-based payment transactions	31	31		31						31
Dividends declared		(737)	(69)				CAD (737)	CAD (69)			(737)	(69)
Total transactions with shareholders of the Company	420			817	409	(806)			0	420
Equity, ending balance at Dec. 31, 2016	8,296			8,808	1,509	(2,010)			(11)	8,296			0
Total comprehensive income
Earnings	891					891				891			0
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	1								1	1
Remeasurements of defined benefit liability, net of tax	3								3	3
Total comprehensive income attributable to shareholders	895					891			4	895			0
Transactions with shareholders of the Company
Shares issued, net of issue costs		4,356	915	4,356	915						4,356	915
Dividend reinvestment plan	148	148		148						148
Debenture conversions	73	73		73						73
Share-based payment transactions	62	62		62						62
Dividends declared		CAD (873)	CAD (83)				CAD (873)	CAD (83)			CAD (873)	CAD (83)
Total transactions with shareholders of the Company	4,598			4,639	915	(956)			0	4,598
Non-controlling interest recognized on Acquisition	60												60
Equity, ending balance at Dec. 31, 2017	CAD 13,849			CAD 13,447	CAD 2,424	CAD (2,075)			CAD (7)	CAD 13,789			CAD 60